October 26th, 2010

The fund hereby requests that the Commission accelerate the effective date of the amendment to October 26, 2010 or to the earliest practicable date thereafter. If you have any questions, please contact Robert A. Stewart, Esq. at 856-374-5800

Clifford A. Goldstein
President, Chairman